Goodwill and Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 4,523		$ 4,523
Finite-lived intangible assets, Gross Carrying Amount	1,805		1,806
Finite-lived intangible assets, Accumulated Amortization	792		670
Indefinite-lived intangible assets, Gross Carrying Amount	3,584		3,614
Airport Slots And Gates
Goodwill And Intangible Assets [Line Items]
Asset life	8 years	[1]
Finite-lived intangible assets, Gross Carrying Amount	99		100
Finite-lived intangible assets, Accumulated Amortization	75		61
Hubs
Goodwill And Intangible Assets [Line Items]
Asset life	20 years	[1]
Finite-lived intangible assets, Gross Carrying Amount	145		145
Finite-lived intangible assets, Accumulated Amortization	52		44
Patents And Trade Names
Goodwill And Intangible Assets [Line Items]
Asset life	3 years	[1]
Finite-lived intangible assets, Gross Carrying Amount	108		108
Finite-lived intangible assets, Accumulated Amortization	99		86
Frequent Flyer Database
Goodwill And Intangible Assets [Line Items]
Asset life	22 years	[1],[2]
Finite-lived intangible assets, Gross Carrying Amount	1,177	[2]	1,177	[2]
Finite-lived intangible assets, Accumulated Amortization	447	[2]	381	[2]
Contracts
Goodwill And Intangible Assets [Line Items]
Asset life	13 years	[1]
Finite-lived intangible assets, Gross Carrying Amount	167		167
Finite-lived intangible assets, Accumulated Amortization	75		64
Other Intangible Assets
Goodwill And Intangible Assets [Line Items]
Asset life	25 years	[1]
Finite-lived intangible assets, Gross Carrying Amount	109		109
Finite-lived intangible assets, Accumulated Amortization	44		34
Airport Slots And Gates
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets, Gross Carrying Amount	981		1,011
Route Authorities
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets, Gross Carrying Amount	1,606		1,606
Tradenames And Logos
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets, Gross Carrying Amount	593		593
Alliances
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets, Gross Carrying Amount	$ 404		$ 404

[1]	Weighted average life expressed in years.
[2]	The frequent flyer databases are amortized based on an accelerated amortization schedule to reflect utilization of the assets. Estimated cash flows correlating to the expected attrition rate of customers in the frequent flyer databases were considered in the determination of the amortization schedules.